Promissory Note (Narrative I) (Details) (USD $)	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Jan. 25, 2013	Jul. 31, 2013	Jan. 25, 2013	Jul. 31, 2014	Jul. 31, 2012
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 1,333,000
Accounts payable waived	1,519,000	1,519,000
Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	1,125,000		1,125,000		1,333,000
Interest rate	7.50%	7.50%	7.50%
Interest rate if in default		10.00%	10.00%
Debt Instrument, Frequency of Periodic Payment		monthly
Debt Instrument, Periodic Payment, Principal				$ 47,000
Debt Instrument, Date of First Required Payment				Feb. 28, 2014
Debt Instrument, Maturity Date				Feb. 28, 2016